Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES Abstract
Accrued Expenses and Other Current Liabilities
NOTE 17. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities are comprised of the following:

	For the Years Ended December 31,
(in thousands)	2021	2020
Employee compensation	$5,988	$2,715
User acquisition	2,680	1,290
Professional fees	1,303	2,020
Other	2,591	1,391

Accrued expenses and other current liabilities	$12,562	$7,416